Leases - Summary of Future Minimum Payment Receivables (Detail) kr in Millions	Dec. 31, 2023 SEK (kr)
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Financial leases	kr 91
Future minimum, Operating leases	104
2024 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Financial leases	78
Future minimum, Operating leases	48
2025 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Financial leases	13
Future minimum, Operating leases	22
2026 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Financial leases	0
Future minimum, Operating leases	19
2027 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Financial leases	0
Future minimum, Operating leases	11
2028 and later [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Financial leases	0
Future minimum, Operating leases	kr 4